Cash and cash equivalents and short-term investments (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash on deposit at banks	261,209	595,982
Money market funds	11,239,066	15,573,497
Cash and cash equivalents	11,500,275	16,169,479	28,718,815	32,457,323